Annual Notice of Securities Sold Pursuant to Rule 24f-2

        U.S. SECURITIES AND EXCHANGE COMMISSION

                  Washington DC 20549

                      FORM 24F-2

           Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
                 please print or type.

1.   Name and address of issuer:

          Special Portfolios, Inc.
          500 Bielenberg Drive
          Woodbury MN 55125

2. Name of each series or class of funds for which this notice is filed:

          Stock Portfolio
          Cash Portfolio

3.   Investment Company Act File Number:     811-1341

     Securities Act File Number:   2-24652

4. Last day of fiscal year for which this notice is filed:

          October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction
     A.6):

          N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
     24f-2 in a prior fiscal year, but which remained